Sohu.com Limited Shareholders' Equity (Changyou 2008 Share Incentive Plan) (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2009 shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense | $		$ 18,251,000	$ 2,095,000	$ 41,468,000
Changyou [Member] | Changyou 2008 Share Incentive Plan [Member] | Ordinary Shares [Member] | Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance | shares	2,000,000
Shares reserved for future issuance as result of stock split | shares	2,000,000
Stock split, conversion ratio	10
Award vesting period		4 years
Plan expiration date		Aug. 31, 2018
Share-based compensation expense | $		$ 0
Changyou [Member] | Changyou 2008 Share Incentive Plan [Member] | Ordinary Shares [Member] | Ordinary Shares [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of share rights granted under share incentive plan		10 years